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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-22213

AlphaMark Investment Trust

(Exact name of registrant as specified in charter)

250 Grandview Drive, Suite 175 Ft. Mitchell, Kentucky	41017
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:         August 31, 2012

Date of reporting period:       November 30, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2011 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Consumer Discretionary - 12.0%
Auto Components - 2.2%
Autoliv, Inc.	6,519	$347,332

Hotels, Restaurants & Leisure - 3.0%
McDonald's Corp.	5,004	477,982

Media - 3.6%
Discovery Communications, Inc. - Class A *	13,471	565,513

Specialty Retail - 3.2%
Ross Stores, Inc.	5,640	502,468

Consumer Staples - 2.7%
Personal Products - 2.7%
Estée Lauder Cos., Inc. (The) - Class A	3,599	424,610

Energy - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
CNOOC Ltd. - ADR	1,799	347,783
Exxon Mobil Corp.	5,798	466,391
		814,174
Financials - 10.8%
Capital Markets - 3.2%
TD Ameritrade Holding Corp.	30,642	499,158

Consumer Finance - 3.6%
American Express Co.	11,892	571,292

Diversified Financial Services - 4.0%
IntercontinentalExchange, Inc. *	5,192	631,970

Health Care - 19.6%
Biotechnology - 7.8%
Amgen, Inc.	10,343	598,963
Biogen Idec, Inc. *	5,402	620,960
		1,219,923
Health Care Providers & Services - 4.1%
Humana, Inc.	7,300	647,364

Pharmaceuticals - 7.7%
Novo Nordisk A/S - ADR	5,126	582,057
Perrigo Co.	6,465	632,924
		1,214,981

See accompanying notes to Schedules of Investments

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Industrials - 13.4%
Aerospace & Defense - 2.7%
L-3 Communications Holdings, Inc.	6,442	$427,105

Commercial Services & Supplies - 2.2%
Waste Management, Inc.	11,090	347,117

Electrical Equipment - 2.9%
Rockwell Automation, Inc.	6,150	461,435

Machinery - 5.6%
Flowserve Corp.	5,015	515,391
Joy Global, Inc.	3,964	361,834
		877,225
Information Technology - 24.6%
Computers & Peripherals - 7.2%
Apple, Inc. *	1,058	404,368
EMC Corp. *	15,528	357,299
SanDisk Corp. *	7,530	371,305
		1,132,972
Electronic Equipment, Instruments & Components - 4.5%
Amphenol Corp. - Class A	8,888	402,893
Corning, Inc.	23,538	312,349
		715,242
Internet Software & Services - 5.9%
eBay, Inc. *	18,096	535,461
Google, Inc. - Class A *	657	393,799
		929,260
Semiconductors & Semiconductor Equipment - 2.4%
Broadcom Corp. - Class A *	12,673	384,562

Software - 4.6%
Oracle Corp.	14,012	439,276
Rovi Corp. *	10,111	280,580
		719,856
Materials - 4.3%
Chemicals - 1.4%
Potash Corp. of Saskatchewan, Inc.	5,095	220,817

Metals & Mining - 2.9%
Cliffs Natural Resources, Inc.	6,732	456,497

See accompanying notes to Schedules of Investments

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Telecommunication Services - 5.0%
Diversified Telecommunication Services -5.0%
Telefônica Brasil S.A. - ADR	14,856	$400,666
Verizon Communications, Inc.	10,181	384,129
		784,795

Total Common Stocks (Cost $12,120,455)		$15,373,650

MONEY MARKET FUNDS - 0.8%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.13% (a)	31,077	$31,077
Invesco Liquid Assets Portfolio (The) - Institutional Class, 0.16% (a)	93,233	93,233
Total Money Market Funds (Cost $124,310)		$124,310

Total Investments at Value — 98.4% (Cost $12,244,765)		$15,497,960

Other Assets in Excess of Liabilities — 1.6%		249,167

Net Assets — 100.0%		$15,747,127

ADR - American Depositary Receipt.

*	Non-income producing security.

(a)	The rate shown is the 7-day effective yield as of November 30, 2011.

See accompanying notes to Schedules of Investments

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2011 (Unaudited)

COMMON STOCKS - 90.0%	Shares	Value
Consumer Discretionary - 11.8%
Leisure Equipment & Products - 3.9%
Sturm Ruger & Co., Inc.	21,100	$678,576

Textiles, Apparel & Luxury Goods - 7.9%
Deckers Outdoor Corp. *	6,369	693,871
PVH Corp.	9,935	674,487
		1,368,358
Consumer Staples - 6.7%
Beverages - 3.1%
Viña Concha y Toro S.A. - ADR	14,012	548,570

Personal Products - 3.6%
Inter Parfums, Inc.	36,116	619,028

Energy - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Berry Petroleum Co. - Class A	13,875	608,835

Financials - 11.0%
Consumer Finance - 7.5%
Credit Acceptance Corp. *	8,275	678,633
EZCORP, Inc. - Class A *	21,021	611,501
		1,290,134
Diversified Financial Services - 3.5%
MarketAxess Holdings, Inc.	21,000	607,740

Health Care - 15.1%
Biotechnology - 3.8%
SciClone Pharmaceuticals, Inc. *	146,275	659,700

Health Care Technology - 7.5%
Medidata Solutions, Inc. *	35,960	725,673
Transcend Services, Inc. *	21,052	570,509
		1,296,182
Pharmaceuticals - 3.8%
Questcor Pharmaceuticals, Inc. *	14,900	669,755

Industrials - 3.6%
Electrical Equipment - 3.6%
AZZ, Inc.	14,728	623,731

See accompanying notes to Schedules of Investments

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.0% (Continued)	Shares	Value
Information Technology - 34.5%
Communications Equipment - 4.1%
NETGEAR, Inc. *	18,700	$710,413

Computers & Peripherals - 3.6%
3D Systems Corp. *	40,000	624,400

Internet Software & Services - 6.7%
comScore, Inc. *	23,700	470,919
NIC, Inc.	52,476	682,188
		1,153,107
IT Services - 8.1%
ExlService Holdings, Inc. *	27,550	732,830
Wright Express Corp. *	12,940	679,091
		1,411,921
Semiconductors & Semiconductor Equipment - 3.8%
Spreadtrum Communications, Inc. - ADR	26,700	660,825

Software - 8.2%
Ebix, Inc.	31,635	680,152
Monotype Imaging Holdings, Inc. *	50,500	748,915
		1,429,067
Materials - 3.8%
Chemicals - 3.8%
Balchem Corp.	15,793	655,410

Total Common Stocks (Cost $12,354,176)		$15,615,752

MONEY MARKET FUNDS - 1.7%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.13% (a)	223,763	$223,763
Invesco Liquid Assets Portfolio (The) - Institutional Class, 0.16% (a)	74,588	74,588
Total Money Market Funds (Cost $298,351)		$298,351

Total Investments at Value — 91.7% (Cost $12,652,527)		$15,914,103

Other Assets in Excess of Liabilities — 8.3%		1,444,075

Net Assets — 100.0%		$17,358,178

ADR - American Depositary Receipt.

*	Non-income producing security.

(a)	The rate shown is the 7-day effective yield as of November 30, 2011.

See accompanying notes to Schedules of Investments

ALPHAMARK INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
November 30, 2011 (Unaudited)

1.  Securities Valuation

The portfolio securities of AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund (the “Funds”) are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price.  Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask prices.  Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments by security type, as of November 30, 2011:

AlphaMark Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$15,373,650	$-	$-	$15,373,650
Money Market Funds	124,310	-	-	124,310
Total	$15,497,960	$-	$-	$15,497,960

AlphaMark Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$15,615,752	$-	$-	$15,615,752
Money Market Funds	298,351	-	-	298,351
Total	$15,914,103	$-	$-	$15,914,103

ALPHAMARK INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

See each Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  During the quarter ended November 30, 2011, the Funds did not have any significant transfers in and out of any Level.  The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the quarter ended November 30, 2011.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis as of November 30, 2011:

	AlphaMark	AlphaMark
	Large Cap	Small Cap
	Growth Fund	Growth Fund

Tax cost of portfolio investments	$12,295,694	$12,652,527

Gross unrealized appreciation	$3,988,943	$3,731,634
Gross unrealized depreciation	(786,677)	(470,058)

Net unrealized appreciation	$3,202,266	$3,261,576

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for AlphaMark Large Cap Growth Fund is due to timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   AlphaMark Investment Trust

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	December 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	December 20, 2011

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	December 20, 2011

* Print the name and title of each signing officer under his or her signature.